UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bandera Partners LLC
Address:   50 Broad Street, Suite 1820
           New York, NY 10004

Form 13F File Number: 28-13806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory Bylinsky
Title:     Managing Director
Phone:     212-232-4582

Signature, Place, and Date of Signing:

   /s/ Gregory Bylinsky              New York, NY            November 15, 2010
---------------------------     ----------------------       -----------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              24
                                            --------------------

Form 13F Information Table Value Total:           $166,172
                                            --------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                      FORM 13F INFORMATION TABLE

Column 1                      Column 2         Column 3     Column 4       Column 5         Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP        (X$1000)  PRN  AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED   NONE
AMBASSADORS GROUP INC         COM              023177 10 8      103      9,071  SH            SOLE                9,071
AFC ENTERPRISES INC           COM              00104Q 10 7   10,115    815,720  SH            SOLE              815,720
ALLIED DEFENSE GROUP INC      COM              019118 10 8      107     44,200  SH            SOLE               44,200
AMERICAN APPAREL INC          COM              023850 10 0    2,873  2,335,790  SH            SOLE            2,335,790
ASSISTED LIVING CONCPT NEV N  CL A NEW         04544X 30 0   27,216    894,093  SH            SOLE              894,093
BURGER KING HLDGS INC         COM              121208 20 1    3,582    150,000  SH            SOLE              150,000
CARROLS RESTAURANT GROUP INC  COM              14574X 10 4    1,550    292,542  SH            SOLE              292,542
DAILY JOURNAL CORP            COM              233912 10 4      238      3,312  SH            SOLE                3,312
DENNYS CORP                   COM              24869P 10 4      513    165,070  SH            SOLE              165,070
DIVX INC                      COM              255413 10 6    3,164    332,033  SH            SOLE              332,033
DOVER SADDLERY CORP           COM              260412 10 1      111     40,067  SH            SOLE               40,067
HILLTOP HOLDINGS INC          COM              432748 10 1   12,973  1,354,156  SH            SOLE            1,354,156
HOME DEPOT INC                COM              437076 10 2    5,338    168,500  SH            SOLE              168,500
HOME DEPOT INC                COM              437076 10 2      373        315  SH   CALL     SOLE
HOME DEPOT INC                COM              437076 10 2       80      2,000  SH   PUT      SOLE                2,000
HOOPER HOLMES INC             COM              439104 10 0      411    579,400  SH            SOLE              579,400
COLE KENNETH PRODTNS INC      CL A             193294 10 5    2,051    123,031  SH            SOLE              123,031
LUBYS INC                     COM              549282 10 1   11,500  2,385,971  SH            SOLE            2,385,971
MODUSLINK GLOBAL SOLUTIONS I  COM              60786L 10 7    7,107  1,119,232  SH            SOLE            1,119,232
NOVELL INC                    COM              670006 10 5   12,932  2,166,107  SH            SOLE            2,166,107
PEERLESS SYS CORP             COM              705536 10 0   11,554  3,599,320  SH            SOLE            3,599,320
STAR GAS PARTNERS L P         UNIT LTD PARTNR  85512C 10 5   40,638  8,573,509  SH            SOLE            8,573,509
TANDY LEATHER FACTORY INC     COM              87538X 10 5    8,681  1,950,783  SH            SOLE            1,950,783
ULTICOM INC                   COM NEW          903844 20 7    2,962    364,824  SH            SOLE              364,824